UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

May 31, 2012

Columbia Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Tax-Exempt Fund

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples" — an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Table of Contents

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	43

Statement of Operations	45

Statement of Changes in Net Assets	46

Financial Highlights	48

Notes to Financial Statements	52

Board Consideration and Approval of Advisory Agreement	59

Important Information About This Report	65

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Performance Overview

Performance Summary

>  For the six-month period that ended May 31, 2012, Columbia Tax-Exempt Fund (the fund) Class A shares returned 7.32% excluding sales charges.

>  The fund outperformed its benchmark, the Barclays Municipal Bond Index, which returned 5.75% during the same period.

Average Annual Total Return (%) (for period ended May 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Tax-Exempt Fund
Class A	11/21/78
Excluding Sales Charges		7.32	12.66	5.44	5.36
Including Sales Charges		2.22	7.33	4.41	4.85
Class B	05/05/92
Excluding Sales Charges		6.97	11.77	4.65	4.57
Including Sales Charges		1.97	6.77	4.31	4.57
Class C	08/01/97
Excluding Sales Charges		7.03	12.01	4.81	4.73
Including Sales Charges		6.03	11.01	4.81	4.73
Class Z *	09/16/05	7.42	12.81	5.64	5.49
Barclays Municipal Bond Index		5.75	10.40	5.87	5.40

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The fund's other classes are not subject to sales charges and have limited eligibility. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio Overview

Top Ten States (%) (at May 31, 2012)
California	13.7
Illinois	9.0
New York	8.8
Texas	6.6
Massachusetts	6.1
New Jersey	3.7
Minnesota	3.6
Wisconsin	3.2
Florida	3.1
Louisiana	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

Quality Breakdown (%) (at May 31, 2012)
A rating	31.8
AA rating	28.9
AAA rating	6.3
BBB rating	22.5
Non-investment grade	3.0
Not rated	7.5

Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Kimberly Campbell

Semiannual Report 2012

Columbia Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

December 1, 2011 – May 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,073.20	1,021.30	3.84	3.74	0.74
Class B	1,000.00	1,000.00	1,069.70	1,017.55	7.71	7.52	1.49
Class C	1,000.00	1,000.00	1,070.30	1,018.30	6.94	6.76	1.34
Class Z	1,000.00	1,000.00	1,074.20	1,022.30	2.80	2.73	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
County of Jefferson Refunding Revenue Bonds Series 1997A (FGIC) 02/01/22	5.625%	570,000	360,172
Revenue Bonds Series 2004A 01/01/19	5.250%	2,790,000	2,777,612
01/01/23	5.250%	7,500,000	7,403,925
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010 05/01/34	5.800%	4,900,000	5,318,411
Total			15,860,120
Alaska 0.7%
Alaska Energy Authority Refunding Revenue Bonds Bradley Lake 3rd Series 1999 (AGM) 07/01/14	6.000%	2,000,000	2,196,260
4th Series 2000 (AGM) 07/01/20	6.000%	4,145,000	5,216,317
07/01/21	6.000%	2,395,000	3,042,201
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	18,330,000	19,570,391
10/01/41	7.750%	4,350,000	4,662,634
Total			34,687,803
Arizona 1.5%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	7,800,000	8,502,624
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund Series 2007 07/01/25	5.000%	1,500,000	1,716,450
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series 2008A 10/01/22	5.000%	1,500,000	1,780,200

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tucson Refunding Revenue Bonds Series 2002 (NPFGC/FGIC) 07/01/13	5.500%	2,380,000	2,438,120
Revenue Bonds Series 2002 (NPFGC/FGIC) 07/01/14	5.500%	1,500,000	1,536,630
Unlimited General Obligation Bonds Series 1984G (NPFGC/FGIC) 07/01/14	7.625%	3,140,000	3,579,945
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010 05/15/35	5.000%	13,750,000	14,458,675
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A 07/01/26	5.500%	5,000,000	5,241,700
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	9,775,000	10,819,166
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT(a) 09/01/21	8.200%	10,980,000	15,053,470
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007 12/01/32	5.000%	5,400,000	5,539,914
Total			70,666,894
California 13.5%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Community Series 2011 07/01/26	6.125%	3,420,000	3,816,959
07/01/41	6.125%	7,015,000	7,611,836
Revenue Bonds San Diego Hospital Association Series 2003C 03/01/20	5.375%	1,320,000	1,396,190
Sharp Healthcare Series 2009 08/01/39	6.250%	4,000,000	4,691,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	2,000,000	1,947,060
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Series 2004 06/01/12	13.000%	400,000	240,000
10/01/15	8.375%	1,740,000	1,091,119
10/01/19	8.750%	8,670,000	5,301,185
Series 2010 10/01/20	8.375%	1,415,000	1,459,289
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC)(f) 10/01/17	0.000%	2,525,000	2,195,967
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	110,000	146,440
Revenue Bonds Kaiser Permanente Series 2006A 04/01/39	5.250%	4,500,000	4,709,205
Providence Health & Services Series 2008C 10/01/28	6.250%	2,000,000	2,367,220
Unrefunded Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	7,890,000	9,307,123
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	3,810,000	3,966,515
Series 2006K AMT 02/01/42	5.500%	5,835,000	6,046,460
California Municipal Finance Authority Revenue Bonds American Heritage Education Foundation Project Series 2006A 06/01/36	5.250%	1,750,000	1,628,270
Biola University Series 2008 10/01/34	5.875%	4,000,000	4,289,760

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(a)(b)(d) Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/15	3.950%	1,415,000	1,415,637
12/01/32	7.500%	1,925,000	2,007,371
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT(a) 12/01/22	4.850%	1,700,000	1,790,882
California State Public Works Board Revenue Bonds Various Capital Projects Series 2012A 04/01/37	5.000%	4,660,000	4,938,249
Subordinated Series 2009I-1 11/01/29	6.125%	6,000,000	7,117,680
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	5,000,000	5,411,200
John Muir Health Series 2006A 08/15/32	5.000%	1,000,000	1,064,180
Kaiser Permanente Series 2006B 03/01/45	5.250%	13,000,000	13,624,520
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	5,500,000	5,849,635
California Statewide Communities Development Authority(b) Revenue Bonds Thomas Jefferson School of Law Series 2008A 10/01/26	7.000%	10,235,000	11,375,998
10/01/38	7.250%	4,350,000	4,736,280
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)(f) 08/01/24	0.000%	9,445,000	6,044,044
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA) 05/01/23	7.600%	7,675,000	10,278,437
City of San Jose Revenue Bonds Series 2001A (NPFGC/FGIC) 03/01/31	5.000%	4,855,000	4,867,769

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of San Jose(a) Revenue Bonds Series 2007A (AMBAC) AMT 03/01/15	5.000%	3,000,000	3,288,660
03/01/16	5.000%	3,000,000	3,338,340
City of Vernon Revenue Bonds Series 2009A 08/01/21	5.125%	2,500,000	2,805,925
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	4,000,000	4,514,880
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999 01/15/40	5.750%	4,100,000	4,100,656
Foothill-Eastern Transportation Corridor Agency(f) Revenue Bonds Capital Appreciation-Senior Lien Series 1995A Escrowed to Maturity 01/01/18	0.000%	10,000,000	9,327,900
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008 08/01/30	4.750%	3,925,000	4,274,325
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001 09/01/31	6.450%	1,850,000	1,873,495
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009 08/01/33	5.000%	5,000,000	5,589,050
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006 09/01/35	5.125%	875,000	851,183
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC)(f) 08/01/22	0.000%	2,180,000	1,261,065
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/29	5.000%	4,800,000	5,405,136

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity 10/01/21	8.750%	6,165,000	9,926,020
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC/FGIC)(f) 08/01/23	0.000%	9,790,000	6,229,866
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007 09/01/37	5.000%	1,000,000	946,450
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT(a) 04/01/16	8.000%	7,000,000	8,953,840
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	2,965,233
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	4,500,000	5,122,215
05/15/39	5.250%	17,000,000	19,180,080
San Diego Unified School District Unlimited General Obligation Bonds Election of 1998 Series 2002D (FGIC) 07/01/27	5.000%	8,000,000	8,031,600
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM) 11/01/31	4.500%	15,000,000	15,865,050
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	544,040
08/01/39	6.625%	1,500,000	1,636,125
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 01/01/33	5.000%	1,500,000	1,307,955
San Joaquin Hills Transportation Corridor Agency(f) Refunding Revenue Bonds Capital Appreciation Series 1997A (NPFGC) 01/15/14	0.000%	14,450,000	13,537,916

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM)(f) 08/01/18	0.000%	1,785,000	1,500,810
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM) 08/01/23	5.000%	1,500,000	1,728,975
State of California Unlimited General Obligation Bonds Series 2002 (AMBAC) 04/01/17	6.000%	2,500,000	3,045,125
Series 2003 02/01/21	5.000%	4,625,000	4,828,639
Series 2006 10/01/36	4.500%	4,015,000	4,082,773
Various Purpose Series 2003 11/01/22	5.000%	5,000,000	5,258,300
11/01/24	5.125%	8,000,000	8,423,440
Series 2005 03/01/32	5.000%	1,500,000	1,597,905
06/01/35	4.750%	2,500,000	2,564,600
08/01/35	5.000%	10,000,000	10,599,500
Series 2007 12/01/32	5.000%	8,000,000	8,720,960
06/01/37	5.000%	13,145,000	13,747,567
11/01/37	5.000%	18,000,000	19,156,680
12/01/37	5.000%	10,200,000	10,709,388
Series 2008 03/01/27	5.500%	1,000,000	1,136,970
03/01/38	5.250%	8,250,000	8,937,472
Series 2009 04/01/31	5.750%	32,500,000	37,917,750
04/01/35	6.000%	15,000,000	17,619,150
04/01/38	6.000%	22,500,000	26,233,200
11/01/39	5.500%	15,520,000	17,456,275
Series 2010 03/01/30	5.250%	3,000,000	3,454,590
03/01/33	6.000%	5,000,000	6,022,450
03/01/40	5.500%	17,200,000	19,416,736
Series 2011 09/01/30	5.250%	8,750,000	10,002,650
Series 2012 04/01/35	5.250%	19,275,000	21,616,720
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	34,950,000	36,903,705

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012 02/01/38	5.000%	18,500,000	19,954,655
Various Purpose Series 2008 04/01/38	5.000%	1,015,000	1,066,755
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	6,000	6,318
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC) 01/01/33	5.000%	4,450,000	4,470,915
University of California Revenue Bonds General Series 2009Q 05/15/34	5.000%	5,750,000	6,494,280
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/29	5.000%	9,365,000	9,627,407
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC) 08/01/24	6.000%	2,320,000	2,789,498
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC/FGIC)(f) 09/01/18	0.000%	1,160,000	940,006
Total			631,643,329
Colorado 1.5%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	740,000	678,047
12/01/22	4.950%	1,570,000	1,263,112
12/01/26	5.000%	1,575,000	1,171,564
City & County of Denver Unlimited General Obligation Bonds Justice System Facilities & Zoo Series 2005 08/01/25	5.000%	1,000,000	1,110,780
City & County of Denver(a) Refunding Revenue Bonds United Air Lines Project Series 2007A AMT 10/01/32	5.250%	5,000,000	4,950,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Westminster Revenue Bonds Post Project Series 2007D (AGM) 12/01/23	5.000%	1,240,000	1,400,208
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008 06/01/33	5.500%	2,000,000	2,126,440
06/01/38	5.500%	6,000,000	6,332,820
Colorado Health Facilities Authority Refunding Revenue Bonds Valley View Hospital Association Series 2008 05/15/28	5.500%	5,745,000	6,082,059
Revenue Bonds Evangelical Lutheran Series 2005 06/01/23	5.250%	1,200,000	1,279,092
Prerefunded 06/01/14 Revenue Bonds Series 2009A 06/01/38	6.125%	3,250,000	3,617,283
Unrefunded Revenue Bonds Series 2000 12/01/25	6.900%	680,000	689,826
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM) 03/01/27	5.000%	1,250,000	1,378,850
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT(a) 03/25/19	8.375%	29,677	29,728
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	5,000,000	5,348,150
E-470 Public Highway Authority(f) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) 09/01/22	0.000%	6,515,000	4,246,347
Senior Series 2000B (NPFGC) 09/01/18	0.000%	18,600,000	15,327,702
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	2,765,000	2,708,428
12/15/37	5.500%	3,100,000	2,917,906

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Platte River Power Authority Revenue Bonds Series 2009HH 06/01/24	5.000%	1,000,000	1,172,450
Regional Transportation District Refunding Revenue Bonds Series 2007A 11/01/24	5.250%	1,000,000	1,299,800
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A 11/15/29	6.000%	5,000,000	5,739,700
University of Colorado Revenue Bonds Series 2006A (AMBAC) 06/01/23	5.000%	1,000,000	1,174,650
Total			72,045,892
Connecticut 0.2%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	8,000,000	9,032,240
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A(b)(c)(e) 09/01/34	5.750%	4,000,000	1,582,440
Total			10,614,680
Delaware 0.1%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010 02/01/31	5.400%	5,000,000	5,446,250
District of Columbia 0.3%
District of Columbia Refunding Revenue Bonds 2nd Series 2009B 12/01/23	5.000%	2,000,000	2,390,880
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT(a) 10/01/22	4.750%	4,250,000	4,638,620
Resolution Trust Corp. Pass-Through Certificates Series 1993A(b)(d) 12/01/16	8.500%	6,615,223	6,432,378
Total			13,461,878

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 3.1%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005 04/01/24	5.000%	1,800,000	1,881,054
04/01/34	5.000%	16,250,000	16,670,225
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC)(f) 04/01/17	0.000%	375,000	232,414
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	7,855,000	7,860,970
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d)(e) 07/15/32	7.000%	1,895,000	852,674
City of Ocala Revenue Bonds Series 2007A (NPFGC) 10/01/24	5.000%	2,985,000	3,292,097
County of Broward Airport System(a) Refunding Revenue Bonds Series 2012P-1 AMT 10/01/25	5.000%	6,000,000	6,703,860
Revenue Bonds Series 2001J-I (AMBAC) AMT 10/01/26	5.250%	2,000,000	2,010,060
County of Escambia Revenue Bonds Series 2003A AMT(a) 11/01/27	5.750%	2,750,000	2,892,890
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A 10/01/35	5.375%	11,000,000	12,377,530
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC) 12/01/20	5.000%	1,040,000	1,140,349
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) 10/01/19	6.000%	1,030,000	1,257,918
Unrefunded Revenue Bonds Series 1992 (NPFGC) 10/01/19	6.000%	470,000	511,863

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of St. Johns Revenue Bonds Series 2006 (AMBAC) 10/01/26	5.000%	1,000,000	1,127,450
Double Branch Community Development District Special Assessment Bonds Series 2002A 05/01/34	6.700%	1,245,000	1,277,146
Florida State Board of Education Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B 06/01/26	5.000%	5,525,000	6,516,793
06/01/27	5.000%	5,800,000	6,808,562
Unlimited General Obligation Refunding Bonds Capital Outlay Series 2004B 06/01/24	5.000%	5,500,000	5,947,205
Highlands County Health Facilities Authority Prerefunded 11/15/12 Revenue Bonds Adventist Health Series 2002B 11/15/23	5.250%	10,300,000	10,537,209
Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G 11/15/21	5.125%	70,000	83,524
11/15/32	5.125%	465,000	554,838
Highlands County Health Facilities Authority(g) Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006C 11/15/36	5.250%	215,000	257,714
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A 10/01/18	5.000%	825,000	853,504
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007 11/01/38	5.250%	5,000,000	5,163,750
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007 10/01/29	5.000%	1,000,000	1,031,540
Mid-Bay Bridge Authority Revenue Bonds Series 1991A Escrowed to Maturity 10/01/22	6.875%	2,000,000	2,733,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A 10/01/40	7.250%	7,000,000	8,208,270
Orange County School Board Certificate of Participation Series 2005B (AMBAC) 08/01/25	5.000%	2,440,000	2,665,822
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/14	5.000%	645,000	654,856
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC) 07/01/28	5.500%	6,980,000	8,050,802
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(c) 10/01/27	5.250%	9,750,000	9,810,060
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC) 10/01/26	5.000%	1,400,000	1,578,430
State of Florida Revenue Bonds Series 2007A (AMBAC) 07/01/18	5.000%	2,000,000	2,363,120
Unlimited General Obligation Bonds Jacksonville Transportation Authority Series 1985 Escrowed to Maturity 01/01/15	9.200%	1,210,000	1,362,097
Unrefunded Unlimited General Obligation Bonds Series 1985 06/01/14	9.125%	320,000	339,168
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/25	5.750%	2,500,000	2,778,200
Village Center Community Development District Refunding Revenue Bonds Series 1998A (NPFGC) 11/01/12	5.500%	750,000	761,100
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	2,905,000	2,360,864

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003 05/01/23	6.000%	1,865,000	1,868,823
Total			143,378,691
Georgia 2.8%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A 08/01/25	5.000%	1,250,000	1,288,475
Cartersville Development Authority Refunding Revenue Bonds Anheuser-Busch Project Series 2002 AMT(a) 02/01/32	5.950%	1,250,000	1,253,713
Chatham County Hospital Authority Revenue Bonds Improvement-Memorial Health University Series 2004A 01/01/34	5.500%	2,500,000	2,686,125
City of Atlanta Revenue Bonds Series 1999A (NPFGC/FGIC) 11/01/22	5.500%	5,475,000	6,614,293
Series 2004 (AGM) 11/01/25	5.750%	1,000,000	1,284,960
County of Fulton Water & Sewerage Revenue Bonds Series 1992 Escrowed to Maturity 01/01/14	6.375%	6,215,000	6,599,273
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	6,911,250
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	32,500,000	35,590,425
Georgia Housing & Finance Authority Revenue Bonds Single Family Mortgage Subordinated Series 1999A-2 AMT(a) 06/01/29	5.200%	1,615,000	1,616,227
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011A 03/01/18	5.000%	15,695,000	19,203,146

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011B 10/01/16	5.000%	2,000,000	2,373,960
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC) 02/01/20	6.150%	5,390,000	6,923,347
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Rental-Mortgage Series 1992N 07/01/18	6.250%	450,000	519,233
Series 1992P (AMBAC) 07/01/20	6.250%	6,000,000	7,108,320
Series 2007A (AMBAC/FGIC) 07/01/26	5.250%	1,000,000	1,269,430
Municipal Electric Authority of Georgia Refunding Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	420,000	463,214
Revenue Bonds Series 1991V Escrowed to Maturity (NPFGC) 01/01/18	6.600%	3,600,000	4,230,000
Unrefunded Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	17,280,000	19,852,128
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	3,000,000	3,108,000
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/24	5.000%	1,000,000	1,101,880
Total			129,997,399
Guam — %
Territory of Guam Revenue Bonds Section 30 Series 2009A(c) 12/01/34	5.750%	2,000,000	2,145,820
Hawaii 0.7%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	6,500,000	6,945,185
Series 2010B 07/01/30	5.625%	1,220,000	1,335,449
07/01/40	5.750%	1,630,000	1,786,382

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii State Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A 11/15/29	8.750%	1,000,000	1,190,080
11/15/44	9.000%	3,000,000	3,576,300
Hawaiian Electric Co. Subsidiary Series 2009 07/01/39	6.500%	5,250,000	6,080,497
Hawaii State Department of Budget & Finance(a) Refunding Revenue Bonds Electric Co. & Subsidiary Project Series 2003B (XLCA) AMT 12/01/22	5.000%	12,500,000	12,674,250
Total			33,588,143
Idaho 0.4%
Idaho Health Facilities Authority Refunding Revenue Bonds IHC Hospitals, Inc. Series 1992 Escrowed to Maturity 02/15/21	6.650%	6,000,000	8,425,680
Revenue Bonds Trinity Health Group Series 2008B 12/01/23	6.000%	1,000,000	1,197,830
12/01/33	6.250%	6,000,000	7,124,340
Total			16,747,850
Illinois 8.4%
Chicago Board of Education Certificate of Participation Lease Certificates Series 1992A (NPFGC) 01/01/15	6.250%	9,955,000	10,622,582
01/01/16	6.000%	5,000,000	5,829,650
01/01/20	6.000%	8,000,000	9,457,760
Unlimited General Obligation Refunding Bonds Series 2005A (AMBAC) 12/01/22	5.500%	4,750,000	5,840,743
Chicago Board of Education(f) Unlimited General Obligation Bonds Capital Appreciation-School Reform Series 1998B-1 (NPFGC/FGIC) 12/01/21	0.000%	8,000,000	5,850,000
12/01/22	0.000%	25,200,000	17,482,248
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC)(f) 01/01/20	0.000%	7,275,000	5,769,948

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC/FGIC) 01/01/23	5.500%	9,750,000	11,600,940
Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010 12/01/18	6.125%	5,070,000	5,397,015
City of Chicago(f) Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2009C 01/01/23	0.000%	4,900,000	3,238,998
01/01/25	0.000%	2,000,000	1,169,480
01/01/27	0.000%	3,000,000	1,572,210
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM) 12/01/15	5.000%	1,750,000	1,931,738
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC/FGIC)(f) 12/01/20	0.000%	3,065,000	2,340,311
County of Champaign Unlimited General Obligation Bonds Public Safety Sales Tax Series 1999 (NPFGC/FGIC) 01/01/20	8.250%	1,015,000	1,434,763
01/01/23	8.250%	1,420,000	2,114,621
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993 01/01/21	5.600%	2,565,000	3,087,644
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC)(f) 01/01/21	0.000%	2,675,000	2,016,415
Illinois Finance Authority Refunding Revenue Bonds Commonwealth Edison Co. Series 1994 (AMBAC/TCRS) 01/15/14	5.850%	4,500,000	4,798,575
Swedish Covenant Series 2010A 08/15/38	6.000%	12,505,000	13,851,288

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uno Charter School Series 2011A 10/01/41	7.125%	3,000,000	3,317,940
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	5,550,000	6,245,693
Hoosier Care Project Series 1999A 06/01/34	7.125%	2,110,000	2,110,084
Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	2,000,000	2,317,400
Series 2009B 08/15/30	5.750%	10,000,000	11,503,900
Riverside Health System Series 2009 11/15/35	6.250%	8,200,000	9,401,874
Rush University Medical Center Series 2009C 11/01/39	6.625%	8,000,000	9,801,280
Sherman Health System Series 2007A 08/01/37	5.500%	19,550,000	20,186,352
Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	39,300,000	43,859,586
South Suburban Series 1992 Escrowed to Maturity 02/15/18	7.000%	2,215,000	2,634,366
Illinois Finance Authority(d)(e) Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 11/15/11	5.500%	1,000,000	10
Illinois Finance Authority(f) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	68,000,000	58,108,040
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC)(f) 06/15/18	0.000%	4,000,000	3,351,040
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 (NPFGC/FGIC) 01/01/17	9.000%	8,840,000	11,691,961

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2 06/15/50	5.000%	6,625,000	6,978,709
Metropolitan Pier & Exposition Authority(f) Revenue Bonds Capital Appreciation-McCormick Place Expansion Series 1993A (NPFGC/FGIC) 06/15/16	0.000%	3,750,000	3,423,938
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C 12/01/33	5.250%	13,210,000	17,010,649
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	15,000,000	17,212,200
Regional Transportation Authority Revenue Bonds Series 1994C (NPFGC/FGIC) 06/01/20	7.750%	5,000,000	6,258,400
Series 2002A (NPFGC) 07/01/31	6.000%	5,400,000	7,019,190
State of Illinois Revenue Bonds 1st Series 2002 (NPFGC/FGIC) 06/15/23	6.000%	4,000,000	5,272,480
Series 2005 (AGM) 06/15/28	5.000%	2,000,000	2,160,660
Unlimited General Obligation Bonds 1st Series 2001 (NPFGC/FGIC) 11/01/26	6.000%	3,000,000	3,619,410
Series 2004A 03/01/34	5.000%	3,000,000	3,043,950
Series 2006 01/01/31	5.500%	7,985,000	9,371,436
Series 2012 03/01/35	5.000%	2,725,000	2,904,496
03/01/36	5.000%	2,000,000	2,130,100
Unlimited General Obligation Refunding Bonds Series 2012 08/01/25	5.000%	3,100,000	3,400,421
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity 12/01/15	7.100%	770,000	869,353

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Will County Community Unit School District No. 365 - Valley View Unlimited General Obligation Bonds Series 1997B Escrowed to Maturity (AGM)(f) 11/01/16	0.000%	3,165,000	3,030,329
Total			393,642,176
Indiana 2.1%
County of Jasper Refunding Revenue Bonds Various-Northern Indiana Public Services Series 1994C (NPFGC) 04/01/19	5.850%	3,000,000	3,542,040
Series 2003-RMKT (AMBAC) 07/01/17	5.700%	2,000,000	2,300,180
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC)(f) 01/15/19	0.000%	8,165,000	6,727,878
Indiana Finance Authority Refunding Revenue Bonds Series 2007A (NPFGC/FGIC) 06/01/29	4.500%	10,000,000	10,831,500
Sisters of St. Francis Health Series 2008 11/01/32	5.375%	4,000,000	4,396,240
Revenue Bonds 1st Lien - CWA Authority Series 2011A 10/01/31	5.250%	8,335,000	9,660,098
BHI Senior Living Series 2011 11/15/31	5.500%	1,175,000	1,259,976
11/15/41	5.750%	5,655,000	6,072,678
Parkview Health System Series 2009A 05/01/31	5.750%	6,500,000	7,297,940
State Revolving Fund Program Series 2006A 02/01/25	5.000%	8,000,000	9,081,600
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	6,950,000	7,237,800
Revenue Bonds Clarian Health Obligation Group Series 2006A 02/15/36	5.000%	4,375,000	4,536,263

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A 06/01/34	7.125%	10,940,000	10,940,438
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B (AMBAC) 07/01/16	6.250%	8,000,000	8,936,160
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(d)(e) 11/15/31	6.500%	1,052,258	13,153
Purdue University Revenue Bonds Student Fees Series 2009X 07/01/23	5.250%	1,000,000	1,206,300
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(b) 09/01/37	5.700%	3,950,000	3,992,028
Total			98,032,272
Iowa 0.7%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011 06/15/36	5.250%	6,000,000	6,375,480
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003 01/01/29	8.000%	152,000	154,751
Iowa Finance Authority Refunding Revenue Bonds Correctional Facility Program Series 2002 (NPFGC) 06/15/13	5.375%	6,000,000	6,311,460
Revenue Bonds Care Initiatives Project Series 1998B 07/01/28	5.750%	4,500,000	4,500,585
Iowa Student Loan Liquidity Corp.(a) Senior Revenue Bonds Series 2011A-2 AMT 12/01/26	5.600%	8,000,000	8,913,600
12/01/27	5.700%	5,500,000	6,129,255
Total			32,385,131

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.7%
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT(a) 06/15/32	6.250%	5,000,000	5,015,900
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010(f) 06/01/21	0.000%	41,525,000	28,613,632
Total			33,629,532
Kentucky 1.9%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A 07/15/31	6.000%	24,870,000	26,981,463
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health Series 2010B 03/01/40	6.375%	5,800,000	6,692,272
Revenue Bonds Kings Daughters Medical Series 2010 02/01/40	5.000%	3,300,000	3,462,525
Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	3,200,000	3,527,648
12/01/38	6.000%	2,850,000	3,106,985
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	14,550,000	16,879,018
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary's Healthcare Series 2008 02/01/27	5.750%	24,000,000	30,010,800
Total			90,660,711
Louisiana 3.0%
City of New Orleans Unlimited General Obligation Refunding Bonds Capital Appreciation Series 1991 (AMBAC)(f) 09/01/12	0.000%	6,250,000	6,228,187
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA) 10/01/25	5.400%	260,000	260,416

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson Sales Tax District Refunding Revenue Bonds Series 2009B 12/01/22	4.500%	1,000,000	1,129,370
Revenue Bonds Series 2007B (AMBAC) 12/01/20	5.250%	1,000,000	1,156,740
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC) 05/01/21	5.000%	1,000,000	1,110,620
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC) 12/01/23	4.875%	710,000	783,421
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	6,250,000	7,115,125
Louisiana Public Facilities Authority Refunding Revenue Bonds Tulane University Project Series 2007A-1 (NPFGC) 02/15/26	5.000%	1,000,000	1,081,910
Revenue Bonds Hurricane Recovery Program Series 2007 (AMBAC) 06/01/20	5.000%	1,000,000	1,102,870
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC) 06/01/16	5.000%	9,500,000	10,685,410
Series 2009C-4 06/01/24	6.125%	1,000,000	1,057,810
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/30	6.250%	5,250,000	5,809,178
01/01/40	6.500%	20,400,000	22,469,580
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(g)(h) 12/01/40	4.000%	7,900,000	7,900,000
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A 06/01/37	5.125%	18,600,000	19,367,064

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port New Orleans Board of Commissioners Revenue Bonds Series 2002 (NPFGC/FGIC) AMT(a) 04/01/32	5.000%	1,250,000	1,254,575
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008 03/01/23	4.500%	1,000,000	1,114,230
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2001B 05/15/30	5.500%	17,555,000	17,888,545
05/15/39	5.875%	31,270,000	31,801,590
Total			139,316,641
Maine 0.1%
Maine State Housing Authority Revenue Bonds Series 2003A-2 AMT(a) 11/15/32	5.000%	3,000,000	3,006,300
Maryland 0.8%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006 07/01/36	5.500%	6,804,000	5,826,946
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/37	5.000%	5,000,000	5,073,350
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	4,000,000	4,246,240
Revenue Bonds Collegiate Housing-Salisbury Series 1999A 06/01/30	6.000%	3,000,000	3,001,740
University of Maryland College Park Projects Series 2008 06/01/33	5.750%	1,600,000	1,735,632
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Anne Arundel Health System Series 2009A 07/01/39	6.750%	5,000,000	5,973,400
Carroll County General Hospital Series 2002 07/01/37	6.000%	2,250,000	2,261,137

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Maryland Medical System Series 2005 (AMBAC) 07/01/28	5.250%	3,000,000	3,321,690
Washington County Hospital Series 2008 01/01/33	5.750%	3,495,000	3,708,440
Morgan State University Revenue Bonds Series 2003A (NPFGC/FGIC) 07/01/32	5.000%	450,000	465,570
Total			35,614,145
Massachusetts 5.6%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d) 09/01/35	6.500%	2,845,000	2,171,418
Boston Water & Sewer Commission Revenue Bonds Senior Series 2004A 11/01/22	5.000%	5,435,000	6,037,470
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A 04/01/25	4.125%	2,295,000	2,558,856
Commonwealth of Massachusetts Limited General Obligation Refunding Bonds Series 2004B 08/01/28	5.250%	3,000,000	3,909,150
Refunding Revenue Bonds Series 2005 (NPFGC/FGIC) 01/01/27	5.500%	4,500,000	5,544,225
01/01/28	5.500%	7,500,000	9,177,900
Martha's Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC) 05/01/32	5.000%	3,000,000	3,092,970
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1994C (AGM) 03/01/19	7.000%	2,500,000	3,029,925
Revenue Bonds Senior Series 2005B (NPFGC) 07/01/26	5.500%	1,500,000	1,998,675
07/01/29	5.500%	2,000,000	2,667,660
Series 2005A 07/01/24	5.000%	1,000,000	1,264,090

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Department of Transportation(f) Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) 01/01/18	0.000%	4,700,000	4,141,170
01/01/20	0.000%	17,000,000	13,861,120
Massachusetts Development Finance Agency Revenue Bonds Adventcare Project Series 2007A 10/15/28	6.650%	5,000,000	5,144,850
Boston College Series 2009Q-2 07/01/29	5.000%	1,455,000	1,677,513
Boston University Series 1999P 05/15/59	6.000%	2,325,000	2,818,597
Linden Ponds, Inc. Facility Series 2011A-1 11/15/13	6.250%	837,195	823,649
Series 2011A-2 11/15/46	5.500%	41,404	25,529
Massachusetts Development Finance Agency(d) Revenue Bonds Groves-Lincoln Series 2009A 06/01/39	7.750%	2,250,000	1,689,097
Massachusetts Development Finance Agency(d)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	205,938	1,063
Massachusetts Educational Financing Authority(a) Revenue Bonds Issue I Series 2010B AMT 01/01/31	5.700%	7,745,000	8,341,365
Series 2008H (AGM) AMT 01/01/30	6.350%	8,155,000	9,036,311
Massachusetts Health & Educational Facilities Authority Prerefunded 07/15/12 Revenue Bonds Harvard University Series 2002F 07/15/37	5.125%	885,000	890,354
Revenue Bonds Berklee College of Music Series 2007A 10/01/21	5.000%	1,500,000	1,704,000
Boston College Series 2008M-2 06/01/35	5.500%	19,500,000	26,072,865

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caregroup Series 1998B-2 (NPFGC) 02/01/28	5.375%	1,380,000	1,533,649
Series 2008E-1 07/01/33	5.125%	1,000,000	1,045,890
Fisher College Series 2007A 04/01/37	5.125%	500,000	487,285
Harvard University Series 1991N 04/01/20	6.250%	2,000,000	2,717,760
Massachusetts Institute of Technology Series 2002K 07/01/22	5.500%	8,000,000	10,744,400
Series 2004M 07/01/25	5.250%	500,000	667,160
Series 2009O 07/01/26	5.000%	11,500,000	13,460,750
Milford Regional Medical Series 2007E 07/15/22	5.000%	1,250,000	1,291,588
07/15/32	5.000%	4,720,000	4,678,370
07/15/37	5.000%	500,000	481,285
Partners Healthcare Series 2010J-1 07/01/34	5.000%	9,900,000	10,791,792
Springfield College Series 2010 10/15/40	5.625%	4,500,000	4,722,255
Tufts University Series 2009M 02/15/28	5.500%	1,000,000	1,315,670
Unrefunded Revenue Bonds Harvard University Series 2002 07/15/37	5.125%	3,915,000	3,934,340
South Shore Series 1999F 07/01/29	5.750%	1,845,000	1,847,140
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2008-139 12/01/28	5.125%	1,000,000	1,085,850
Massachusetts Housing Finance Agency(a) Revenue Bonds Rental Housing Series 2004A (AGM) AMT 07/01/25	5.250%	10,000,000	10,134,100
Series 2007D AMT 06/01/40	4.850%	750,000	764,183

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency(a)(g) Revenue Bonds Single Family Series 2006-122 AMT 12/01/31	4.850%	5,140,000	5,226,866
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM) 08/15/23	5.000%	6,000,000	6,760,260
Massachusetts State College Building Authority Refunding Revenue Bonds Senior Series 1994A 05/01/14	7.500%	2,420,000	2,634,533
Massachusetts State College Building Authority(f) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) 05/01/19	0.000%	7,710,000	6,875,547
Massachusetts State Water Pollution Abatement Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/17	6.000%	10,000,000	12,530,400
Unrefunded Revenue Bonds Pool Program Series 2004-10 08/01/34	5.000%	145,000	155,887
Massachusetts Water Resources Authority Refunding Revenue Bonds Series 2005A (NPFGC) 08/01/24	5.250%	3,000,000	3,549,510
Revenue Bonds Series 1992A Escrowed to Maturity 07/15/19	6.500%	3,500,000	4,244,170
Series 1992A Escrowed to Maturity (FGIC) 07/15/19	6.500%	7,000,000	8,451,380
Series 2002J (AGM) 08/01/21	5.500%	5,000,000	6,508,600
Series 2004D (NPFGC) 08/01/27	4.750%	10,000,000	10,521,800
Series 2006A (AMBAC) 08/01/24	5.000%	2,170,000	2,535,927
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009 05/15/27	5.000%	2,000,000	2,354,520
Total			261,732,689

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.8%
Capital Region Airport Authority Refunding Revenue Bonds Series 2002B (NPFGC) AMT(a) 07/01/21	5.250%	2,000,000	2,003,460
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2003A (NPFGC) 07/01/34	5.000%	1,375,000	1,383,443
Series 2005A (NPFGC/FGIC) 07/01/27	5.000%	1,290,000	1,325,333
Detroit City School District Unlimited General Obligation Refunding Bonds School Building & Site Improvement Series 2005A (AGM) (Qualified School Bond Loan Fund) 05/01/17	5.000%	2,500,000	2,725,550
05/01/30	5.250%	10,000,000	11,943,900
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund) 05/01/27	5.000%	495,000	508,528
Grand Traverse Academy Refunding Revenue Bonds Series 2007 11/01/17	5.000%	390,000	388,705
11/01/22	5.000%	750,000	708,585
11/01/32	4.750%	1,170,000	967,894
Howell Public Schools Unlimited General Obligation Bonds School Building & Site Series 2003 (Qualified School Bond Loan Fund) 05/01/29	5.000%	3,855,000	4,111,512
Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM) 05/01/24	5.000%	1,285,000	1,452,358
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007 12/01/33	5.000%	250,000	304,733
Michigan Higher Education Student Loan Authority(a) Revenue Bonds Series 2006 XVII-Q (AMBAC) AMT 03/01/26	4.950%	200,000	204,862
03/01/31	5.000%	5,850,000	5,977,471
Michigan Municipal Bond Authority Revenue Bonds Drinking Water State Revolving Fund Series 2004 10/01/22	5.000%	3,850,000	4,217,829

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District City of Detroit Series 2005 (AGM) 06/01/19	5.000%	3,500,000	3,605,000
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC) 05/01/21	7.000%	2,505,000	3,283,078
Michigan Sugar Co.- Caro Project Series 1998B 11/01/25	6.450%	3,500,000	3,212,370
NSF International Project Series 2004 08/01/26	5.250%	600,000	608,568
Michigan Strategic Fund(a)(d) Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT 11/01/25	6.550%	4,250,000	3,981,230
Michigan Strategic Fund(a)(g) Revenue Bonds Republic Services Series 2001 AMT 04/01/14	4.250%	1,885,000	1,934,312
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund) 05/01/25	5.000%	1,020,000	1,282,375
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund) 05/01/23	5.000%	3,100,000	3,386,657
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund) 05/01/25	5.100%	1,790,000	2,158,865
State of Michigan Refunding Revenue Bonds Series 2005 (AGM) 05/15/22	5.250%	2,000,000	2,506,700
Series 2006 (AGM) 05/15/24	5.000%	2,000,000	2,274,280
State of Michigan(f) Certificate of Participation Series 2000 Escrowed to Maturity (AMBAC) 06/01/21	0.000%	6,000,000	4,935,900
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund) 05/01/24	5.000%	5,000,000	5,510,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT(a) 12/01/19	4.750%	3,750,000	4,017,825
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.500%	1,000,000	1,236,590
Total			82,157,963
Minnesota 3.4%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003 12/01/17	6.000%	1,650,000	1,743,192
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/32	6.750%	7,500,000	9,036,750
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	16,825,000	18,635,875
Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	22,775,000	25,482,264
07/01/30	5.750%	3,200,000	3,559,840
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007 11/01/37	5.750%	1,750,000	1,823,308
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	4,000,000	4,405,120
03/01/40	6.500%	2,800,000	3,070,620
Southern Minnesota Municipal Power Agency(f) Revenue Bonds Capital Appreciation Series 1994A (NPFGC) 01/01/22	0.000%	27,500,000	20,614,275
01/01/23	0.000%	26,500,000	18,898,475
01/01/25	0.000%	17,500,000	11,309,025

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/36	5.250%	4,550,000	4,688,138
Healtheast Project Series 2005 11/15/25	6.000%	3,500,000	3,649,135
11/15/30	6.000%	10,000,000	10,377,700
11/15/35	6.000%	11,500,000	11,860,525
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12 12/01/23	5.000%	2,540,000	2,695,092
Tobacco Securitization Authority Refunding Revenue Bonds Tobacco Settlement Series 2011B 03/01/31	5.250%	5,600,000	6,236,776
University of Minnesota Series 1996A Escrowed to Maturity Revenue Bonds 07/01/21	5.500%	1,000,000	1,250,610
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC) 01/01/16	9.750%	1,000,000	1,264,250
Total			160,600,970
Mississippi 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	2,470,000	2,812,663
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity 02/01/15	5.000%	4,250,000	4,631,948
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC) 12/01/23	5.500%	5,300,000	6,304,668
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	6,640,000	7,178,969

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	465,000	448,999
Total			21,377,247
Missouri 1.2%
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	2,895,000	3,082,191
11/01/39	6.875%	1,500,000	1,599,705
City of St Louis Airport Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM) 07/01/23	5.000%	1,000,000	1,079,900
County of Boone Revenue Bonds Boone Hospital Center Series 2008 08/01/28	5.750%	500,000	548,800
Kansas City Metropolitan Community Colleges Building Corp. Refunding Revenue Bonds Junior College Improvement and Leasehold Series 2006 (NPFGC/FGIC) 07/01/17	5.000%	1,000,000	1,145,810
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	12,000,000	14,035,320
Metropolitan St. Louis Sewer District Revenue Bonds Series 2004A (NPFGC) 05/01/24	5.000%	2,800,000	2,992,136
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a) 03/15/29	5.200%	6,385,000	7,744,813
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC) 01/01/20	5.000%	1,500,000	1,608,030
Missouri State Health & Educational Facilities Authority Refunding Revenue Bonds Lester E. Cox Medical Center Series 1993I (NPFGC) 06/01/15	5.250%	1,645,000	1,706,227

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Lutheran Senior Services Series 2011 02/01/31	5.750%	1,730,000	1,899,281
02/01/41	6.000%	2,600,000	2,859,532
Senior Living Facilities-Lutheran Series 2010 02/01/42	5.500%	2,000,000	2,087,480
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979 01/01/21	7.375%	1,175,100	1,180,787
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	7,000,000	7,171,360
St. Louis Industrial Development Authority Refunding Revenue Bonds Anheuser-Busch Co. Project Series 1991 05/01/16	6.650%	2,650,000	3,104,396
St. Louis Industrial Development Authority(f) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) 07/15/18	0.000%	2,000,000	1,432,240
University of Missouri Prerefunded 11/01/15 Revenue Bonds System Facilities Series 2006A 11/01/26	5.000%	260,000	299,642
Unrefunded Revenue Bonds System Facilities Series 2006A 11/01/26	5.000%	740,000	828,304
Total			56,405,954
Nebraska 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010 01/01/40	5.625%	875,000	958,799
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	11,500,000	12,648,735

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008 09/01/28	4.750%	6,800,000	7,432,740
Omaha Public Power District Revenue Bonds Series 1986A Escrowed to Maturity 02/01/15	6.000%	1,370,000	1,487,957
Series 1992B Escrowed to Maturity 02/01/17	6.200%	1,600,000	1,815,008
Total			24,343,239
Nevada 1.2%
City of Henderson Special Assessment Bonds Series 2006T-18 09/01/35	5.300%	10,670,000	5,783,353
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b) 06/15/28	6.750%	2,000,000	1,969,180
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A 07/01/34	5.250%	12,000,000	14,030,280
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	18,750,000	20,450,250
County of Clark(a) Revenue Bonds Southwest Gas Corp. Project Series 2005A (AMBAC) AMT 10/01/35	4.850%	5,000,000	5,003,050
Director of the State of Nevada Department of Business & Industry(a)(b)(g) Revenue Bonds Republic Services, Inc. Series 2003 AMT 12/01/26	5.625%	2,000,000	2,277,260
Director of the State of Nevada Department of Business & Industry(e) Revenue Bonds Las Vegas Monorail Project 2nd Tier Series 2000 01/01/30	7.375%	1,650,000	17
01/01/40	7.375%	3,750,000	37
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM) 06/01/24	5.000%	4,095,000	4,633,083

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM) 07/01/32	4.750%	3,510,000	3,713,861
Total			57,860,371
New Hampshire 0.1%
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) AMT(a) 05/01/21	4.750%	4,500,000	4,725,495
New Jersey 3.6%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,500,000	133,335
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37	6.250%	4,000,000	355,560
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2005N-1 (AGM) 09/01/25	5.500%	23,990,000	30,018,687
Series 2005N-1 (NPFGC/FGIC) 09/01/27	5.500%	5,000,000	6,392,900
Seeing Eye, Inc. Project Series 2005 (AMBAC) 12/01/24	5.000%	1,000,000	1,035,700
Revenue Bonds MSU Student Housing Project - Provident Series 2010 06/01/31	5.750%	4,350,000	4,813,492
MSU Student Housing Project-Provident Series 2010 06/01/42	5.875%	14,500,000	15,908,675
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	7,000,000	7,052,290
Revenue Bonds Continental Airlines, Inc. Project Series 1999 AMT 09/15/19	6.250%	1,300,000	1,305,213
09/15/23	6.400%	4,000,000	4,016,040
09/15/29	6.250%	2,000,000	2,008,020

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Water, Inc. Series 1996C (AMBAC) AMT 11/01/25	4.875%	7,000,000	7,524,860
New Jersey Educational Facilities Authority Refunding Revenue Bonds Stevens Institute of Technology Series 2007A 07/01/22	5.250%	1,250,000	1,365,013
Revenue Bonds Princeton University Series 2007E 07/01/28	5.000%	1,250,000	1,418,075
William Paterson University Series 2008C 07/01/24	5.000%	1,000,000	1,120,760
New Jersey Environmental Infrastructure Trust Prerefunded 09/01/16 Revenue Bonds Environmental Series 2007A 09/01/22	5.000%	10,000	11,825
Unrefunded Revenue Bonds Environmental Series 2007A 09/01/22	5.000%	1,220,000	1,409,966
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	4,000,000	4,639,040
Virtua Health Series 2009 07/01/33	5.750%	750,000	841,043
Unrefunded Revenue Bonds Atlantic City Medical Series 2002 07/01/25	5.750%	1,110,000	1,115,084
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2000E-1 (AGM) 05/01/25	5.750%	200,000	200,352
New Jersey Housing & Mortgage Finance Agency(a) Revenue Bonds Series 2000A-1 (AGM) AMT 11/01/31	6.350%	1,500,000	1,502,595
New Jersey State Turnpike Authority Refunding Revenue Bonds Series 2005A (AGM) 01/01/30	5.250%	2,000,000	2,541,800
Revenue Bonds Series 1991C (NPFGC) Escrowed to Maturity 01/01/16	6.500%	8,480,000	9,393,720

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004C-2 (AMBAC) 01/01/25	5.500%	2,500,000	3,142,000
Unrefunded Revenue Bonds Series 1991C (AGM) 01/01/16	6.500%	1,415,000	1,680,539
New Jersey Transportation Trust Fund Authority Revenue Bonds Series 1999A 06/15/18	5.750%	5,000,000	6,162,650
06/15/20	5.750%	4,150,000	5,054,492
Series 2006A 12/15/23	5.500%	3,000,000	3,785,160
Series 2011B 06/15/31	5.500%	7,250,000	8,469,160
Tobacco Settlement Financing Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002 06/01/37	6.000%	12,770,000	12,770,000
Revenue Bonds Series 2007-1A 06/01/26	4.625%	5,055,000	4,517,704
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT(a) 12/01/31	5.250%	15,000,000	16,383,150
University of Medicine & Dentistry of New Jersey Revenue Bonds Series 2002A (AMBAC) 12/01/12	5.250%	1,705,000	1,736,372
Total			169,825,272
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Series 2009 08/01/39	5.000%	6,500,000	6,955,520
Presbyterian Healthcare Services Series 2008A 08/01/32	6.375%	8,650,000	10,271,269
Total			17,226,789
New York 8.7%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	3,830,000	4,136,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	6,500,000	7,292,090
City of New York Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003J 06/01/28	5.250%	6,235,000	6,547,249
Prerefunded 08/01/12 Unlimited General Obligation Bonds Series 2002E (NPFGC/IBC) 08/01/15	5.625%	45,000	45,409
Unlimited General Obligation Bonds Series 2005M 04/01/22	5.000%	2,000,000	2,225,280
Unrefunded Unlimited General Obligation Bonds Series 2002E (NPFGC/IBC) 08/01/15	5.625%	1,955,000	1,972,009
Housing Development Corp. Revenue Bonds Capital Funding Program-New York City Housing Authority Program Series 2005A (NPFGC/FGIC) 07/01/25	5.000%	300,000	318,492
Series 2005F-1 11/01/25	4.650%	5,000,000	5,233,600
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 02/15/47	5.750%	15,500,000	17,845,615
Long Island Power Authority Revenue Bonds Series 2008A 05/01/33	6.000%	2,725,000	3,267,902
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2002A 11/15/32	5.750%	5,855,000	5,978,072
Revenue Bonds Series 2002A (AGM) 11/15/26	5.500%	2,000,000	2,042,660
Series 2007A (AGM) 11/15/33	5.000%	12,000,000	12,923,760
Series 2007B 11/15/24	5.000%	6,820,000	7,851,457
Series 2009B 11/15/34	5.000%	1,000,000	1,115,030

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency Revenue Bonds Pilot-Yankee Stadium-Payment Series 2006I (FGIC) 03/01/46	5.000%	2,000,000	2,039,700
Queens Baseball Stadium Pilot Series 2006 (AMBAC) 01/01/24	5.000%	3,000,000	3,025,530
New York City Industrial Development Agency(a)(g) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/21	5.500%	6,940,000	7,434,822
01/01/24	5.500%	5,500,000	5,795,185
New York City Municipal Water Finance Authority Revenue Bonds Series 2005C (NPFGC) 06/15/27	5.000%	8,000,000	8,843,760
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4 01/15/25	5.125%	2,000,000	2,323,560
New York City Transitional Finance Authority Prerefunded 02/01/13 Revenue Bonds Future Tax Secured Series 2003 02/01/31	5.000%	105,000	108,346
Unrefunded Revenue Bonds Future Tax Secured Series 2003 02/01/31	5.000%	3,895,000	3,988,558
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E (AMBAC/TCRS) 04/01/16	5.250%	10,000,000	11,512,600
Series 1993E (NPFGC) 04/01/21	5.000%	3,655,000	4,533,589
New York Mortgage Agency(a) Revenue Bonds Series 2002-101 AMT 04/01/32	5.400%	10,630,000	10,639,461
Series 2007-140 AMT 10/01/21	4.600%	3,625,000	3,803,241
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/27	5.500%	11,240,000	15,336,755
03/15/29	5.500%	2,030,000	2,806,495
03/15/30	5.500%	6,040,000	8,416,257

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Consolidated City University System 2nd General Series 1993A 07/01/18	5.750%	5,500,000	6,477,845
Consolidated City University Systems 2nd Generation Series 1993A 07/01/20	6.000%	13,350,000	16,763,061
Consolidated University 2nd Generation Series 1993A (AGM) 07/01/20	6.000%	6,140,000	7,709,752
Education Series 2005F 03/15/23	5.000%	4,935,000	5,459,541
Independent School District-Educational Housing Services Series 2005 (AMBAC) 07/01/30	5.250%	3,000,000	3,441,600
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	15,000,000	16,281,900
New York University Series 2008A 07/01/29	5.000%	3,845,000	4,299,094
New York University Hospital Center Series 2007B 07/01/24	5.250%	420,000	456,082
North Shore Long Island Jewish Series 2009A 05/01/37	5.500%	6,250,000	7,007,750
Orange Regional Medical Center Series 2008 12/01/29	6.125%	2,250,000	2,442,218
State University Series 1993A (FGIC) 05/15/17	5.875%	28,240,000	33,084,854
State University Educational Facilities Series 1993A 05/15/13	5.500%	9,505,000	9,868,566
Upstate Community-State Supported Series 2005B (NPFGC/FGIC) 07/01/23	5.500%	2,000,000	2,575,400
New York State Energy Research & Development Authority Revenue Bonds Series 1993(g) 04/01/20	11.014%	13,000,000	13,084,240
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A 06/15/28	5.000%	1,000,000	1,164,120

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revolving Funds New York City Municipal Water Project Series 2002B 06/15/31	5.000%	9,000,000	9,031,770
Series 2002K 06/15/28	5.000%	9,000,000	9,033,030
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity 05/01/13	6.500%	1,820,000	1,888,669
New York State Thruway Authority Revenue Bonds Series 2005G (AGM) 01/01/24	5.000%	4,000,000	4,407,520
Port Authority of New York & New Jersey Revenue Bonds Consolidated 144th Series 2006 10/01/28	5.000%	1,000,000	1,131,460
JFK International Air Terminal Series 2010 12/01/36	6.000%	7,000,000	7,847,770
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	7,000,000	6,998,950
Consolidated 146th Series 2006 (AGM) AMT 12/01/23	4.500%	7,500,000	7,956,000
JFK International Air Terminal 4 Special Project Series 1997 (NPFGC) AMT 12/01/22	5.750%	6,500,000	6,501,105
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004 05/01/39	6.700%	860,000	890,246
Suffolk County Industrial Development Agency(a) Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT 01/01/23	5.500%	7,800,000	7,783,542
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1 06/01/19	5.500%	5,000,000	5,249,950
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002 (NFPGC) 11/15/20	5.500%	6,800,000	8,618,116

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/21	6.125%	7,000,000	9,397,710
01/01/21	6.125%	11,000,000	14,767,830
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/37	6.000%	2,000,000	1,401,540
09/15/42	6.000%	7,000,000	4,834,060
Total			407,258,443
North Carolina 1.3%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008 07/01/26	5.000%	8,450,000	9,911,427
City of High Point Revenue Bonds Series 2008 (AGM) 11/01/28	5.000%	350,000	404,037
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(b)(d) 02/01/38	5.650%	3,195,750	3,005,635
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1987A 01/01/24	4.500%	1,750,000	2,167,655
Series 1988A 01/01/26	6.000%	1,940,000	2,644,026
Refunding Revenue Bonds Series 1991A Escrowed to Maturity 01/01/21	5.000%	8,735,000	11,107,863
Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	3,870,000	4,449,223
Series 2009A 01/01/26	5.500%	300,000	346,434
Series 2009B 01/01/26	5.000%	7,000,000	7,839,440
Unrefunded Revenue Bonds Series 1991A 01/01/18	6.500%	2,185,000	2,750,653
North Carolina Housing Finance Agency(a) Revenue Bonds Homeownership Series 2000A-8 AMT 07/01/28	6.400%	15,000	15,090

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency(a)(g) Revenue Bonds Series 2006A-26 AMT 01/01/38	5.500%	1,610,000	1,636,533
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/33	5.000%	5,000,000	5,119,550
Revenue Bonds 1st Mortgage Deerfield Series 2008A 11/01/33	6.000%	4,060,000	4,398,320
1st Mortgage-Presbyterian Homes Series 2006 10/01/31	5.500%	2,500,000	2,519,900
Health Care Housing Arc Projects Series 2004A 10/01/34	5.800%	1,400,000	1,480,822
North Carolina Medical Care Commission(f) Refunding Revenue Bonds Capital Appreciation-Wilson Memorial Hospital Series 1997 (AMBAC) 11/01/14	0.000%	1,380,000	1,302,568
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A 05/01/27	5.000%	305,000	361,446
Total			61,460,622
North Dakota 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B 07/01/40	5.150%	7,900,000	8,550,328
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/29	5.125%	4,490,000	4,548,325
Total			13,098,653
Ohio 2.5%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC) 12/01/15	7.000%	2,160,000	2,376,367

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2 06/01/24	5.125%	17,500,000	14,011,375
City of Cleveland Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC) 01/01/21	5.500%	4,015,000	5,049,665
Revenue Bonds Series 2008B-1 (NPFGC) 11/15/28	5.000%	500,000	543,920
City of Columbus Sewerage Revenue Bonds Series 2008A 06/01/31	4.750%	10,000,000	10,907,700
Systems Series 2008A 06/01/27	5.000%	4,000,000	4,634,600
City of Columbus Prerefunded 12/15/16 Unlimited General Obligation Bonds Various Purpose Series 2006A 12/15/21	5.000%	1,435,000	1,714,165
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC) 07/01/20	5.850%	1,545,000	1,946,406
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	2,380,000	2,564,617
08/01/41	5.250%	6,900,000	7,386,450
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P 01/01/24	5.000%	2,000,000	2,263,460
Cleveland State University Revenue Bonds Series 2003A (NPFGC) 06/01/15	5.000%	1,000,000	1,034,480
Series 2004 (NPFGC/FGIC) 06/01/24	5.250%	500,000	534,350
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2006A (AMBAC) 12/01/26	5.000%	1,000,000	1,091,170

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Hamilton Revenue Bonds Improvement- Greater Cincinnati Metropolitan Series 2007A 12/01/25	5.000%	3,425,000	3,851,584
Metropolitan Sewer District Improvement Series 2006A (NPFGC) 12/01/26	5.000%	1,000,000	1,128,490
County of Montgomery Unlimited General Obligation Improvement Refunding Bonds Various Purpose Series 2005 (NPFGC) 12/01/24	5.000%	2,600,000	2,861,924
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(d) 12/01/27	6.750%	5,723,000	3,715,887
Kings Local School District Unlimited General Obligation Bonds Series 1995 (NPFGC/FGIC) 12/01/16	7.500%	1,880,000	2,179,540
Ohio Higher Educational Facility Commission Revenue Bonds Denison University 2007 Project Series 2007 11/01/23	5.000%	4,000,000	4,517,200
University of Dayton Project Series 2009 12/01/24	5.500%	3,000,000	3,446,820
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A 01/15/39	6.750%	7,700,000	8,221,752
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC) 09/01/28	5.250%	560,000	586,751
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC) 02/15/24	4.750%	7,980,000	8,182,852
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC) 02/15/26	5.500%	3,000,000	3,863,430
Ohio State University Revenue Bonds Series 2005A 06/01/25	5.000%	3,000,000	3,301,320

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio State Water Development Authority Refunding Revenue Bonds Drinking Water Fund Series 2005 12/01/21	5.250%	3,890,000	4,970,370
12/01/22	5.250%	2,625,000	3,399,953
Unrefunded Revenue Bonds Loan Fund Series 2005B 06/01/25	4.750%	920,000	1,037,604
Ohio State Water Development Authority(a)(g) Revenue Bonds Sewer Facilities Anheuser-Busch Project Series 1999 AMT 08/01/38	6.000%	1,000,000	1,003,020
Toledo-Lucas County Port Authority Refunding Revenue Bonds CSX Transportation, Inc. Project Series 1992 12/15/21	6.450%	3,950,000	4,909,810
Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36	5.400%	2,605,000	1,647,063
Total			118,884,095
Oklahoma 0.1%
Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B 03/01/29	5.750%	3,840,000	4,124,775
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West)(a)(g) 12/01/41	5.250%	1,475,000	1,551,921
Total			5,676,696
Oregon 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998 10/01/28	5.125%	655,000	655,432
City of Salem Limited General Obligation Bonds Series 2009 06/01/27	4.375%	1,000,000	1,095,890
Clackamas County Service District No. 1 Revenue Bonds Series 2009A 12/01/25	4.250%	1,690,000	1,857,056

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	3,500,000	3,101,000
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 06/15/30	5.500%	1,435,000	1,941,598
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	4,500,000	5,148,405
Unrefunded Revenue Bonds Series 1995A (NPFGC) 07/01/28	5.250%	390,000	390,569
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A 10/01/25	5.000%	750,000	789,173
Willamette University Projects Series 2007A 10/01/27	5.000%	1,500,000	1,609,290
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A 07/01/20	4.400%	505,000	523,150
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A 06/15/29	4.375%	1,300,000	1,404,936
Total			18,516,499
Pennsylvania 2.4%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008 03/01/28	5.000%	490,000	524,006
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC) 10/01/14	5.700%	540,000	569,203
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009 07/01/39	7.250%	7,000,000	8,211,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cambria County Industrial Development Authority Refunding Revenue Bonds Beverly Enterprises Series 1987 Escrowed to Maturity 06/18/12	10.000%	200,000	200,953
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002(d) 05/01/32	8.500%	5,910,000	5,952,966
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2010A 02/15/19	5.000%	10,000,000	12,342,400
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,400,000	4,357,236
Delaware County Industrial Development Authority Revenue Bonds Philadelphia Suburban Water Facilities Series 2001 (AMBAC) AMT(a) 10/01/31	5.350%	3,000,000	3,016,380
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC) 07/01/27	7.750%	1,000,000	1,424,420
Montgomery County Industrial Development Authority Revenue Bonds Acts Retirement - Life Communities Series 1998 11/15/28	5.250%	7,500,000	7,505,100
Whitemarsh Continuing Care Series 2005 02/01/28	6.125%	2,000,000	2,024,020
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	4,000,000	4,213,960
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC) 09/01/19	6.000%	14,010,000	18,124,597
Pennsylvania Economic Development Financing Authority Revenue Bonds Allegheny Energy Supply Co. Series 2009 07/15/39	7.000%	13,000,000	15,171,910
Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	5,325,000	5,885,456

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(a) Revenue Bonds Proctor & Gamble Paper Project Series 2001 AMT 03/01/31	5.375%	1,000,000	1,226,520
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Series 2008 07/01/28	5.750%	3,000,000	3,238,890
Edinboro University Foundation Series 2010 07/01/43	6.000%	4,750,000	5,251,885
Pennsylvania State University Refunding Revenue Bonds Series 2002 08/15/16	5.250%	1,000,000	1,188,820
Revenue Bonds Series 2005 09/01/24	5.000%	1,250,000	1,384,038
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	2,500,000	2,789,575
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA) 06/01/17	9.000%	450,000	625,680
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010 11/01/36	5.000%	4,850,000	5,210,209
Washington County Industrial Development Authority(d) 1st Mortgage Central Project Series 2003 01/01/29	8.500%	2,004,000	2,069,391
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC)(f) 08/15/22	0.000%	2,000,000	1,466,120
Total			113,975,505
Puerto Rico 2.5%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Bonds Series 1996B (AMBAC/TCRS)(c) 07/01/15	6.500%	2,650,000	3,002,238

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2007UU (AGM) 07/01/23	5.000%	1,000,000	1,089,930
Series 2007VV (NPFGC/FGIC) 07/01/34	5.250%	10,870,000	11,874,714
Revenue Bonds Series 2003NN (NPFGC) 07/01/21	5.250%	3,500,000	4,031,790
Series 2008WW 07/01/23	5.375%	2,500,000	2,807,150
Series 2010XX 07/01/40	5.250%	14,500,000	14,893,240
Puerto Rico Highway & Transportation Authority(c) Refunding Revenue Bonds Series 1996Z (AGM) 07/01/18	6.000%	4,640,000	5,526,565
Series 1996Z Escrowed to Maturity (AGM) 07/01/18	6.000%	5,360,000	6,682,151
Series 2003AA (NPFGC) 07/01/20	5.500%	180,000	206,172
Series 2003AA Escrowed to Maturity (NPFGC) 07/01/20	5.500%	320,000	415,258
Revenue Bonds Series 2005K 07/01/20	5.000%	11,130,000	11,736,919
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities Finance Authority Revenue Bonds Intermediate American University Series 1998A (NPFGC)(c) 10/01/22	5.000%	2,500,000	2,502,775
Puerto Rico Public Buildings Authority(c) Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I 07/01/33	5.250%	130,000	142,782
Refunding Revenue Bonds Government Facilities Series 2002F 07/01/20	5.250%	2,000,000	2,217,760
Series 2007M 07/01/31	6.250%	27,000,000	32,772,600
Puerto Rico Public Finance Corp.(c) Revenue Bonds Commonwealth Appropriations Series 1998A (AMBAC) 06/01/24	5.125%	3,000,000	3,659,250

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity 08/01/26	6.000%	2,470,000	3,518,144
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(c) 08/01/41	5.250%	10,000,000	10,605,400
Total			117,684,838
Rhode Island 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT(a) 12/01/37	4.850%	5,440,000	5,392,835
South Carolina 1.5%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005 12/01/30	5.250%	5,500,000	6,095,210
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A 10/01/26	5.250%	1,870,000	1,652,388
City of Rock Hill Improvement Refunding Revenue Bonds Series 2003A (AGM) 01/01/30	5.000%	4,000,000	4,109,480
Coastal Carolina University Unrefunded Revenue Bonds Series 1999 (AMBAC) 06/01/26	5.300%	1,810,000	1,812,805
County of Berkeley Prerefunded 09/01/13 Unlimited General Obligation Refunding & Improvement Bonds Series 2003 09/01/28	5.000%	3,265,000	3,458,288
Unrefunded Unlimited General Obligation Refunding & Improvement Bonds Series 2003 09/01/28	5.000%	735,000	766,252
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A 03/15/14	5.950%	1,000,000	1,078,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Richland Revenue Bonds International Paper Series 2003 AMT(a) 04/01/23	6.100%	1,000,000	1,042,580
Grand Strand Water & Sewer Authority Revenue Bonds Series 2001 (AGM) 06/01/31	5.000%	4,000,000	4,005,560
Greenville Hospital System Board Revenue Bonds Series 2001 (AMBAC) 05/01/26	5.500%	5,000,000	5,004,450
Lexington County Health Services District, Inc. Prerefunded 05/01/14 Revenue Bonds Series 2004 05/01/32	5.500%	4,685,000	5,144,833
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC) 01/01/21	6.250%	1,250,000	1,608,937
Unrefunded Revenue Bonds Series 1993 (NPFGC) 01/01/25	5.375%	11,370,000	14,074,696
Piedmont Municipal Power Agency(f) Refunding Revenue Bonds Capital Appreciation Subordinated Series 2004A-2 (NPFGC/FGIC) 01/01/24	0.000%	5,000,000	3,207,350
Scago Educational Facilities Corp. Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM) 04/01/22	4.600%	8,885,000	9,818,103
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/42	6.000%	2,994,390	2,136,797
Unrefunded Revenue Bonds Bon Secours Series 2002B 11/15/30	5.625%	3,165,000	3,181,585
South Carolina Jobs-Economic Development Authority(f) Refunding Subordinated Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/47	0.000%	1,283,310	6,263

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC) 01/01/27	5.000%	2,600,000	2,847,598
Series 2008A 01/01/28	5.375%	250,000	298,262
Total			71,349,577
South Dakota 0.5%
Heartland Consumers Power District Revenue Bonds Series 1992 Escrowed to Maturity (AGM) 01/01/17	6.000%	4,965,000	5,249,743
Unrefunded Revenue Bonds Series 1992 (AGM) 01/01/17	6.000%	8,635,000	9,894,156
State of South Dakota Revenue Bonds Series 1993A (AGM) 09/01/17	6.700%	7,260,000	8,430,239
Total			23,574,138
Tennessee 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC) 01/01/15	5.250%	5,000,000	5,512,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage-AHF Project Series 2003(d) 01/01/29	8.500%	401,000	414,085
Total			5,926,285
Texas 6.2%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/45	6.200%	7,200,000	7,863,408
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	13,450,000	14,601,185
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	8,620,000	9,655,607

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority(f) Revenue Bonds Capital Appreciation Series 2010 01/01/25	0.000%	2,000,000	1,116,060
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	8,000,000	8,870,800
City of Dallas Limited General Obligation Bonds Series 2005 02/15/25	5.000%	820,000	871,857
City of Houston Airport System Refunding Revenue Bonds Senior Lien Series 2009A 07/01/34	5.500%	10,500,000	11,763,465
City of Houston Airport System(a) Refunding Revenue Bonds Continental-Special Facilities Series 2011A 07/15/30	6.500%	5,555,000	6,078,114
Subordinated Lien Series 2012A AMT 07/01/31	5.000%	5,000,000	5,450,400
City of Houston Utility System(f) Refunding Revenue Bonds Capital Appreciation Series 1998A Escrowed to Maturity (AGM) 12/01/19	0.000%	26,955,000	23,603,685
Unrefunded Revenue Bonds Capital Appreciation Series 1998A (AGM) 12/01/19	0.000%	9,545,000	8,155,916
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC)(f) 09/01/17	0.000%	2,000,000	1,776,220
City of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity 02/01/20	5.500%	1,055,000	1,318,001
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/41	5.750%	2,000,000	2,186,580

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC) 09/01/25	5.000%	3,550,000	3,700,059
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	7,500,000	7,636,575
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B 11/01/35	5.000%	15,000,000	16,364,850
Dallas-Fort Worth International Airport Facilities Improvement Corp.(a) Revenue Bonds Series 2000A (NPFGC/FGIC) AMT 11/01/30	5.750%	1,840,000	1,843,735
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,375,840
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	8,800,000	10,567,744
Revenue Bonds St. Luke's Episcopal Hospital Project Series 1991 Escrowed to Maturity 02/15/21	6.750%	2,000,000	2,428,240
Harris County-Houston Sports Authority(f) Refunding Revenue Bonds Capital Appreciation-Senior Lien Series 2001A (NPFGC) 11/15/14	0.000%	3,905,000	3,440,032
11/15/15	0.000%	3,975,000	3,319,920
11/15/16	0.000%	4,040,000	3,188,974
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A 05/15/41	6.875%	4,045,000	4,923,250
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/44	6.375%	7,500,000	8,499,600
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A 11/01/29	6.300%	2,800,000	3,228,512

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	15,000,000	15,942,000
North East Independent School District Unlimited General Obligation Refunding Bonds Series 2007 (Permanent School Fund Guarantee) 02/01/31	5.250%	10,000,000	13,180,700
North Texas Tollway Authority Refunding Revenue Bonds 1st Tier Series 2009C 01/01/44	5.250%	10,000,000	10,728,800
Series 2011 01/01/38	5.000%	5,500,000	5,966,785
Toll 2nd Tier Series 2008F 01/01/38	5.750%	11,355,000	12,346,064
Permanent University Fund Refunding Revenue Bonds Series 2007B 07/01/23	5.250%	1,000,000	1,307,700
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2002 10/01/16	6.000%	5,000,000	5,066,150
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	2,700,000	3,050,190
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007 05/15/27	5.125%	2,000,000	2,018,320
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,313,400
Stayton at Museum Way Series 2009A 11/15/44	8.250%	12,000,000	12,931,320
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	2,000,000	2,729,260

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas State Turnpike Authority(f) Revenue Bonds Capital Appreciation 1st Tier Series 2002A (AMBAC) 08/15/16	0.000%	7,000,000	6,268,990
08/15/18	0.000%	10,000,000	8,248,600
08/15/19	0.000%	10,330,000	8,149,854
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005 11/15/25	5.500%	1,000,000	1,002,150
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	542,835
Total			290,621,747
Utah 0.5%
City of Eagle Mountain Special Assessment Bonds Special Improvement District No. 2000-1 Series 2006 02/01/21	8.250%	2,008,000	2,028,301
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity 04/01/15	10.125%	635,000	740,962
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT(a) 07/01/24	5.125%	995,000	1,025,666
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM) 05/15/19	5.500%	3,450,000	4,076,037
Utah Transit Authority Refunding Revenue Bonds Series 2006C (AGM) 06/15/29	5.250%	10,000,000	13,205,500
Revenue Bonds Series 2008A 06/15/25	5.000%	2,000,000	2,316,440
Total			23,392,906
Virginia 1.3%
City of Hampton Prerefunded 01/15/13 Revenue Bonds Series 2002 (AMBAC) 01/15/28	5.125%	5,350,000	5,513,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993 08/15/23	5.000%	10,000,000	12,235,700
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/24	5.250%	6,175,000	8,161,621
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/26	6.625%	2,145,000	2,366,986
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC) 07/15/22	5.250%	5,380,000	6,391,386
Escrowed to Maturity 07/15/22	5.250%	2,420,000	2,890,714
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005 06/01/26	5.500%	9,125,000	9,928,000
06/01/37	5.625%	5,500,000	6,317,850
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001 01/01/21	5.375%	5,000,000	6,087,500
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009 10/01/26	5.000%	1,500,000	1,820,640
Total			61,713,893
Washington 2.8%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC)(f) 12/01/16	0.000%	3,000,000	2,823,360
NJB Properties Revenue Bonds King County Washington Project Series 2006A 12/01/25	5.000%	6,445,000	7,041,163
12/01/26	5.000%	7,290,000	7,922,189
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2005 12/01/30	5.500%	1,235,000	1,264,146

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007 12/01/28	5.750%	1,500,000	1,582,995
12/01/32	5.750%	2,000,000	2,101,740
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity 01/01/20	5.000%	17,750,000	22,361,095
Spokane Public Facilities District Revenue Bonds Series 2003 (NPFGC) 12/01/28	5.750%	3,195,000	3,365,581
State of Washington Unlimited General Obligation Bonds Series 2007D (AGM) 01/01/30	4.500%	24,470,000	26,585,921
Various Purpose Series 2008A 07/01/27	5.000%	9,730,000	11,292,151
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,254,160
Swedish Health Services Series 2009A 11/15/33	6.500%	11,800,000	13,177,886
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	4,685,000	5,022,882
Washington State Housing Finance Commission Refunding Revenue Bonds Skyline At First Hill Project Series 2012 01/01/19	7.000%	6,320,000	6,544,613
Revenue Bonds Skyline At First Hill Project Series 2007A 01/01/27	5.625%	2,500,000	2,226,525
01/01/38	5.625%	19,450,000	16,447,503
Total			133,013,910
West Virginia 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A(g) 12/01/38	5.375%	3,850,000	4,179,175

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC) 07/01/21	5.375%	3,215,000	3,591,637
West Virginia University Revenue Bonds University System Projects Series 1998A (NFPGC) 04/01/28	5.250%	5,000,000	6,387,600
West Virginia University(f) Revenue Bonds University System Projects Series 2000A (AMBAC) 04/01/16	0.000%	3,300,000	3,076,821
Total			17,235,233
Wisconsin 3.1%
Badger Tobacco Asset Securitization Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002 06/01/27	6.125%	5,090,000	5,090,000
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT(a) 11/01/21	6.000%	6,000,000	7,269,420
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009 02/15/39	5.875%	5,000,000	5,558,700
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	17,700,000	20,974,500
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/24	5.125%	15,910,000	16,671,453
08/15/25	5.125%	15,500,000	16,173,320
Revenue Bonds Aurora Health Care, Inc. Series 2003 04/15/33	6.400%	4,250,000	4,346,645
Series 2010A 04/15/39	5.625%	6,100,000	6,651,623
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	14,400,000	15,370,416

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,570,000	1,711,284
Prohealth Care, Inc. Obligation Group Series 2009 02/15/32	6.625%	1,000,000	1,105,650
02/15/39	6.625%	25,150,000	28,997,447
Riverview Hospital Association Series 2008 04/01/33	5.750%	6,000,000	6,495,720
04/01/38	5.750%	4,000,000	4,296,160
St. John's Community, Inc. Series 2009A 09/15/29	7.250%	1,000,000	1,127,430
09/15/39	7.625%	1,000,000	1,138,620
Total			142,978,388
Wyoming 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A 07/15/39	5.750%	7,900,000	8,968,949
Total Municipal Bonds (Cost: $4,026,696,742)			4,503,550,858

Floating Rate Notes 1.4%

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Colorado 0.2%
Colorado Educational & Cultural Facilities Authority(g) Revenue Bonds Series 2007 VRDN (U.S. Bank) 06/01/37	0.150%	1,200,000	1,200,000
UJA Federation of Northern New Jersey VRDN Series 2007 (JPMorgan Chase Bank) 05/01/37	0.150%	2,750,000	2,750,000
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JPMorgan Chase Bank) AMT(a)(g) 04/01/14	0.190%	5,000,000	5,000,000
Total			8,950,000
Florida — %
Orange County School Board Certificate of Participation Series 2008E VRDN (Wells Fargo Bank)(g) 08/01/22	0.150%	800,000	800,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Illinois 0.5%
City of Chicago Unlimited General Obligation Bonds Series 2003 (JPMorgan Chase Bank)(g) 01/01/34	0.160%	21,530,000	21,530,000
Iowa 0.1%
Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank)(g) 03/01/36	0.170%	1,000,000	1,000,000
Iowa Higher Education Loan Authority(g) Revenue Bonds Des Moines University Osteopath Series 2003 (U.S. Bank) 10/01/33	0.160%	700,000	700,000
Iowa Higher Education Loan Authority(i) Revenue Bonds Cornell College Series 2008 VRDN (JPMorgan Chase Bank) 10/01/38	0.180%	1,820,000	1,820,000
Total			3,520,000
Kentucky 0.1%
County of Christian Revenue Bonds Series 2007 VRDN (U.S. Bank)(g) 04/01/37	0.150%	600,000	600,000
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank)(g) 09/01/34	0.150%	1,755,000	1,755,000
Lexington-Fayette Urban County Airport Board Revenue Bonds VRDN Series 2009 (JPMorgan Chase Bank)(g) 07/01/38	0.150%	2,500,000	2,500,000
Total			4,855,000
Minnesota 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JPMorgan Chase Bank)(g) 11/15/35	0.150%	1,050,000	1,050,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris)(g) 10/01/20	0.170%	6,200,000	6,200,000
Total			7,250,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Missouri — %
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank)(g) 12/01/20	0.160%	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group, Inc. Series 2009 (U.S. Bank)(g) 08/01/41	0.160%	595,000	595,000
Total			1,595,000
New Hampshire 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth)(g) 10/01/42	0.190%	3,495,000	3,495,000
Texas 0.1%
Harris County Health Facilities Development Corp. Revenue Bonds Baylor College of Medicine Series 2007 VRDN (Wells Fargo Bank)(g) 11/15/47	0.150%	3,000,000	3,000,000
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency(g) Revenue Bonds North Country Hospital & Health VRDN Series 2007A (TD Banknorth) 10/01/34	0.150%	1,300,000	1,300,000
Northeastern VT Regional Hospital VRDN Series 2004A (TD Banknorth) 10/01/29	0.150%	1,500,000	1,500,000
Total			2,800,000
Wisconsin 0.1%
Wisconsin Health & Educational Facilities Authority(g) Revenue Bonds Fort Healthcare, Inc. VRDN Series 2007A (JPMorgan Chase Bank) 05/01/37	0.180%	3,600,000	3,600,000
Meriter Hospital, Inc. VRDN Series 2002 (JPMorgan Chase & Co.) 12/01/32	0.180%	2,450,000	2,450,000
Total			6,050,000
Total Floating Rate Notes (Cost: $63,845,000)			63,845,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Municipal Bonds Held in Trust 0.7%

Issue Description	Effectve Yield	Amount Payable at Maturity ($)	Value ($)
Massachusetts 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(g)(j) 11/15/36	5.500%	16,000,000	19,235,840
North Carolina 0.1%
North Carolina Housing Finance Agency Revenue Bonds Series 2002R-II-175 AMT(a)(b)(g)(j) 01/01/34	5.350%	4,995,000	4,999,273
Texas 0.2%
Texas Department of Housing & Community Affairs(a)(b)(g)(j) Revenue Bonds Mortgage Series 2002A (NPFGC) AMT 03/01/34	5.550%	5,275,000	5,280,397
Series 2002B (NPFGC) AMT 09/01/33	5.550%	4,670,000	4,674,649
Total			9,955,046
Total Municipal Bonds Held in Trust (Cost: $32,159,250)			34,190,159

Municipal Preferred Stocks 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.2%
Munimae TE Bond Subsidiary LLC(a)(b)(d) Series 2000B AMT 06/30/50	9.640%	10,000,000	9,000,100
Series 2005C-3 AMT 11/29/49	5.500%	1,000,000	650,010
Total			9,650,110
Total Municipal Preferred Stocks (Cost: $11,000,000)			9,650,110

Money Market Funds 0.8%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(k)	19,715,133	19,715,133
JPMorgan Municipal Money Market Fund, 0.000%(k)	15,650,064	15,650,064
Total Money Market Funds (Cost: $35,365,197)		35,365,197
Total Investments (Cost: $4,169,066,189)		4,646,601,324
Other Assets & Liabilities, Net		42,444,559
Total Net Assets		4,689,045,883

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At May 31, 2012, the value of securities subject to alternative minimum tax was $377,643,235, representing 8.05% of net assets.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $105,584,189 or 2.25% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2012, the value of these securities amounted to $144,362,811 or 3.08% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $60,262,562, representing 1.29% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 6.500% 09/01/35	09/20/02	2,811,049
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 7.500% 07/01/40	03/07/00	7,835,551
Cabazon Band Mission Indians Revenue Bonds Series 2004 13.000% 06/01/12	05/14/10	365,949
Cabazon Band Mission Indians Revenue Bonds Series 2004 8.375% 10/01/15	10/04/04 - 05/14/10	1,691,224
Cabazon Band Mission Indians Revenue Bonds Series 2004 8.750% 10/01/19	10/04/04 - 05/14/10	8,381,812
Cabazon Band Mission Indians Revenue Bonds Series 2010 8.375% 10/01/20	05/14/10	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 3.950% 12/01/15	12/22/11	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 7.500% 12/01/32	12/22/11	1,925,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 7.000% 07/15/32	07/23/08	1,895,000
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002 8.500% 05/01/32	05/01/02	5,505,740

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Durham Housing Authority Revenue Bonds Series 2005 AMT 5.650% 02/01/38	12/18/06	3,195,750
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 6.750% 12/01/27	04/23/08	5,723,000
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.500% 11/15/11	08/17/07	713,670
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT 6.500% 11/15/31	10/17/95	803,250
Massachusetts Development Finance Agency Revenue Bonds Groves-Lincoln Series 20009A 7.750% 06/01/39	11/12/09 - 11/16/09	2,224,183
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 0.000% 11/15/56	06/04/11	1,502
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage-AHF Project Series 2003 8.500% 01/01/29	12/30/03	378,917
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Series 1998C AMT 6.550% 11/01/25	11/24/98	4,250,000
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 6.250% 01/01/37	03/18/05	3,865,993
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 8.750% 01/01/37	09/25/07	1,461,135
Munimae TE Bond Subsidiary LLC Series 2000B AMT 9.640% 06/30/50	05/30/00	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Munimae TE Bond Subsidiary LLC Series 2005C-3 AMT 5.500% 11/29/49	11/02/05	1,000,000
Rankin County Five Lakes Utility District Series 1994 7.000% 07/15/37	10/02/07	465,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 8.500% 12/01/16	08/27/93	6,676,801
Washington County Industrial Development Authority 1st Mortgage Central Project Series 2003 8.500% 01/01/29	12/30/03	1,893,640

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2012, the value of these securities amounted to $11,028,819, which represents 0.24% of net assets.

(f)  Zero coupon bond.

(g)  Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2012. The maturity date disclosed represents the final maturity.

(j)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties, which are included as a Liability in the Fund's Statement of Assets and Liabilities. The Liability approximates fair value. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

(k)  The rate shown is the seven-day current annualized yield at May 31, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

CHF  Collegiate Housing Foundation

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

MGIC  Mortgage Guaranty Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

May 31, 2012 (Unaudited)

The following table is a summary of the inputs used to value the Fund's investments at May 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	4,503,550,858	—	4,503,550,858
Municipal Bonds Held in Trust	—	34,190,159	—	34,190,159
Total Bonds	—	4,537,741,017	—	4,537,741,017
Short-Term Securities
Floating Rate Notes	—	63,845,000	—	63,845,000
Total Short-Term Securities	—	63,845,000	—	63,845,000
Equity Securities
Municipal Preferred Stocks	—	9,650,110	—	9,650,110
Total Equity Securities	—	9,650,110	—	9,650,110
Other
Money Market Funds	35,365,197	—	—	35,365,197
Total Other	35,365,197	—	—	35,365,197
Total	35,365,197	4,611,236,127	—	4,646,601,324

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities

May 31, 2012 (Unaudited)

Assets
Investments, at value (identified cost $4,169,066,189)	$4,646,601,324
Receivable for:
Investments sold	13,260,239
Capital shares sold	14,322,436
Interest	65,077,980
Trustees' deferred compensation plan	242,390
Total assets	4,739,504,369
Liabilities
Short-term floating rate notes outstanding	20,890,000
Payable for:
Investments purchased on a delayed delivery basis	7,900,000
Capital shares purchased	4,262,854
Dividend distributions to shareholders	16,156,778
Investment management fees	46,897
Distribution and service fees	23,105
Transfer agent fees	194,782
Administration fees	7,412
Compensation of board members	109,314
Chief compliance officer expenses	180
Expense reimbursement due to Investment Manager	212,528
Other expenses	412,246
Trustees' deferred compensation plan	242,390
Total liabilities	50,458,486
Net assets applicable to outstanding capital stock	$4,689,045,883
Represented by
Paid-in capital	$4,319,642,712
Undistributed net investment income	12,816,690
Accumulated net realized loss	(120,948,654)
Unrealized appreciation (depreciation) on:
Investments	477,535,135
Total — representing net assets applicable to outstanding capital stock	$4,689,045,883

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

May 31, 2012 (Unaudited)

Class A
Net assets	$3,819,510,481
Shares outstanding	270,471,826
Net asset value per share	$14.12
Maximum offering price per share(a)	$14.82
Class B
Net assets	$12,064,736
Shares outstanding	855,205
Net asset value per share	$14.11
Class C
Net assets	$90,654,669
Shares outstanding	6,422,384
Net asset value per share	$14.12
Class Z
Net assets	$766,815,997
Shares outstanding	54,295,993
Net asset value per share	$14.12

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Statement of Operations

Six Months Ended May 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$10,080
Interest	114,911,358
Total income	114,921,438
Expenses:
Investment management fees	8,516,554
Distribution fees
Class B	46,747
Class C	324,812
Service fees
Class A	3,788,135
Class B	12,466
Class C	86,654
Transfer agent fees
Class A	1,684,665
Class B	5,497
Class C	38,788
Class Z	334,539
Administration fees	1,346,721
Compensation of board members	94,191
Custodian fees	18,520
Printing and postage fees	90,859
Registration fees	161,780
Professional fees	125,739
Interest expense	70,157
Chief compliance officer expenses	781
Other	78,245
Total expenses	16,825,850
Fees waived by Distributor — Class C	(64,851)
Total net expenses	16,760,999
Net investment income	98,160,439
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(8,888,438)
Net realized loss	(8,888,438)
Net change in unrealized appreciation (depreciation) on:
Investments	238,027,289
Net change in unrealized appreciation	238,027,289
Net realized and unrealized gain	229,138,851
Net increase in net assets resulting from operations	$327,299,290

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Operations
Net investment income	$98,160,439	$143,826,131
Net realized loss	(8,888,438)	(9,818,214)
Net change in unrealized appreciation	238,027,289	106,690,130
Net increase in net assets resulting from operations	327,299,290	240,698,047
Distributions to shareholders
Net investment income
Class A	(78,307,608)	(109,526,581)
Class B	(215,599)	(376,116)
Class C	(1,556,156)	(2,194,051)
Class Z	(16,169,346)	(33,366,448)
Total distributions to shareholders	(96,248,709)	(145,463,196)
Increase (decrease) in net assets from share transactions	(61,964,745)	2,281,307,620
Proceeds from regulatory settlements (Note 6)	1,263	—
Total increase in net assets	169,087,099	2,376,542,471
Net assets at beginning of period	4,519,958,784	2,143,416,313
Net assets at end of period	$4,689,045,883	$4,519,958,784
Undistributed net investment income	$12,816,690	$10,904,960

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended May 31, 2012 (Unaudited)		Year Ended November 30, 2011
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	5,668,075	78,658,178	6,323,418	83,458,835
Fund merger	—	—	190,123,507	2,497,521,878
Distributions reinvested	4,290,014	59,818,726	6,053,123	79,801,662
Redemptions	(15,631,247)	(216,647,621)	(25,833,279)	(338,087,704)
Net increase (decrease)	(5,673,158)	(78,170,717)	176,666,769	2,322,694,671
Class B shares
Subscriptions	20,098	280,145	24,424	324,482
Fund merger	—	—	1,348,328	17,698,627
Distributions reinvested	12,517	174,221	19,494	256,930
Redemptions(a)	(118,417)	(1,645,664)	(970,488)	(12,716,353)
Net increase (decrease)	(85,802)	(1,191,298)	421,758	5,563,686
Class C shares
Subscriptions	734,006	10,198,293	641,064	8,476,571
Fund merger	—	—	3,452,081	45,338,027
Distributions reinvested	81,916	1,141,615	100,543	1,325,678
Redemptions	(480,714)	(6,678,478)	(953,671)	(12,399,708)
Net increase	335,208	4,661,430	3,240,017	42,740,568
Class Z shares
Subscriptions	3,472,323	48,241,745	4,272,588	55,792,716
Distributions reinvested	305,231	4,257,363	632,731	8,244,270
Redemptions	(2,856,653)	(39,763,268)	(11,959,938)	(153,728,291)
Net increase (decrease)	920,901	12,735,840	(7,054,619)	(89,691,305)
Total net increase (decrease)	(4,502,851)	(61,964,745)	173,273,925	2,281,307,620

(a)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended May 31, 2012		Year Ended November 30,
Class A	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.43		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.29		0.58		0.59		0.60		0.59		0.60
Net realized and unrealized gain (loss)	0.69		0.31		0.08		1.09		(1.57)		(0.37)
Total from investment operations	0.98		0.89		0.67		1.69		(0.98)		0.23
Less distributions to shareholders:
Net investment income	(0.29)		(0.59)		(0.59)		(0.59)		(0.59)		(0.59)
Total distributions to shareholders	(0.29)		(0.59)		(0.59)		(0.59)		(0.59)		(0.59)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	—		—		—
Net asset value, end of period	$14.12		$13.43		$13.13		$13.05		$11.95		$13.52
Total return	7.32%		7.00%		5.12%		14.42%		(7.48%)		1.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	0.74	%(d)	0.76%		0.80%		0.80%		0.80%		0.82%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	0.74	%(d)	0.75	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)	0.82	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.74	%(d)	0.76%		0.80%		0.80%		0.78%		0.78%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.74	%(d)	0.75	%(f)	0.80	%(f)	0.80	%(f)	0.78	%(f)	0.78	%(f)
Net investment income	4.22	%(d)	4.41	%(f)	4.43	%(f)	4.73	%(f)	4.56	%(f)	4.40	%(f)
Supplemental data
Net assets, end of period (in thousands)	$3,819,510		$3,708,744		$1,305,921		$1,362,545		$1,296,698		$1,533,614
Portfolio turnover	3%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2012		Year Ended November 30,
Class B	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.42		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.24		0.48		0.49		0.50		0.50		0.50
Net realized and unrealized gain (loss)	0.69		0.30		0.08		1.10		(1.58)		(0.37)
Total from investment operations	0.93		0.78		0.57		1.60		(1.08)		0.13
Less distributions to shareholders:
Net investment income	(0.24)		(0.49)		(0.49)		(0.50)		(0.49)		(0.49)
Total distributions to shareholders	(0.24)		(0.49)		(0.49)		(0.50)		(0.49)		(0.49)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	—		—		—
Net asset value, end of period	$14.11		$13.42		$13.13		$13.05		$11.95		$13.52
Total return	6.97%		6.12%		4.34%		13.57%		(8.17%)		0.98%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	1.49	%(d)	1.51%		1.55%		1.55%		1.55%		1.57%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	1.49	%(d)	1.50	%(f)	1.55	%(f)	1.55	%(f)	1.55	%(f)	1.57	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.49	%(d)	1.51%		1.55%		1.55%		1.53%		1.53%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.49	%(d)	1.50	%(f)	1.55	%(f)	1.55	%(f)	1.53	%(f)	1.53	%(f)
Net investment income	3.47	%(d)	3.65	%(f)	3.69	%(f)	4.00	%(f)	3.81	%(f)	3.65	%(f)
Supplemental data
Net assets, end of period (in thousands)	$12,065		$12,630		$6,817		$12,775		$17,816		$27,047
Portfolio turnover	3%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2012		Year Ended November 30,
Class C	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.43		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.25		0.50		0.51		0.52		0.51		0.51
Net realized and unrealized gain (loss)	0.69		0.31		0.08		1.09		(1.57)		(0.36)
Total from investment operations	0.94		0.81		0.59		1.61		(1.06)		0.15
Less distributions to shareholders:
Net investment income	(0.25)		(0.51)		(0.51)		(0.51)		(0.51)		(0.51)
Total distributions to shareholders	(0.25)		(0.51)		(0.51)		(0.51)		(0.51)		(0.51)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	—		—		—
Net asset value, end of period	$14.12		$13.43		$13.13		$13.05		$11.95		$13.52
Total return	7.03%		6.36%		4.49%		13.74%		(8.05%)		1.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	1.49	%(d)	1.52%		1.55%		1.55%		1.55%		1.57%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	1.34	%(d)	1.36	%(f)	1.40	%(f)	1.40	%(f)	1.40	%(f)	1.42	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.49	%(d)	1.52%		1.55%		1.55%		1.53%		1.53%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.34	%(d)	1.36	%(f)	1.40	%(f)	1.40	%(f)	1.38	%(f)	1.38	%(f)
Net investment income	3.62	%(d)	3.82	%(f)	3.83	%(f)	4.11	%(f)	3.95	%(f)	3.78	%(f)
Supplemental data
Net assets, end of period (in thousands)	$90,655		$81,742		$37,377		$34,079		$25,023		$22,650
Portfolio turnover	3%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2012		Year Ended November 30,
Class Z	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.43		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.31		0.61		0.62		0.62		0.62		0.62
Net realized and unrealized gain (loss)	0.68		0.30		0.07		1.10		(1.58)		(0.36)
Total from investment operations	0.99		0.91		0.69		1.72		(0.96)		0.26
Less distributions to shareholders:
Net investment income	(0.30)		(0.61)		(0.61)		(0.62)		(0.61)		(0.62)
Total distributions to shareholders	(0.30)		(0.61)		(0.61)		(0.62)		(0.61)		(0.62)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	—		—		—
Net asset value, end of period	$14.12		$13.43		$13.13		$13.05		$11.95		$13.52
Total return	7.42%		7.16%		5.33%		14.64%		(7.30%)		1.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	0.54	%(d)	0.59%		0.60%		0.60%		0.60%		0.62%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	0.54	%(d)	0.56	%(f)	0.60	%(f)	0.60	%(f)	0.60	%(f)	0.62	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.54	%(d)	0.59%		0.60%		0.60%		0.58%		0.58%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.54	%(d)	0.56	%(f)	0.60	%(f)	0.60	%(f)	0.58	%(f)	0.58	%(f)
Net investment income	4.42	%(d)	4.68	%(f)	4.63	%(f)	4.93	%(f)	4.76	%(f)	4.59	%(f)
Supplemental data
Net assets, end of period (in thousands)	$766,816		$716,844		$793,302		$833,847		$814,018		$884,741
Portfolio turnover	3%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements

May 31, 2012 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's Class Z prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

May 31, 2012 (Unaudited)

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at May 31, 2012 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended May 31, 2012, the average value of short-term floating rate notes outstanding was $20,890,000 and the average interest rate and fees related to these short-term floating rate notes was 0.68%.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

May 31, 2012 (Unaudited)

gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is the convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended May 31, 2012 was 0.37% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended May 31, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

May 31, 2012 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended May 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.09%
Class B	0.09
Class C	0.09
Class Z	0.09

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At May 31, 2012, the Fund's total potential future obligation over the life of the Guaranty is $763,035. The liability remaining at May 31, 2012 for non-recurring charges associated with the lease amounted to $506,919 and is included within payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended May 31, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.80% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,218,765 for Class A, $2,278 for Class B and $2,280 for Class C shares for the six months ended May 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through March 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.76%
Class B	1.51
Class C	1.51
Class Z	0.56

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

May 31, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At May 31, 2012, the cost of investments for federal income tax purposes was approximately $4,169,066,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$517,337,000
Unrealized depreciation	(39,802,000)
Net unrealized appreciation	$477,535,000

The following capital loss carryforward, determined as of November 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$13,239,272
2016	57,869,171
2017	1,455,576
2018	6,621,391
2019	14,381,427
Total	$93,566,837

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $333,837 at November 30, 2011 as arising on December 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $118,463,101 and $169,731,253, respectively, for the six months ended May 31, 2012.

Note 6. Regulatory Settlements

During the six months ended May 31, 2012, the Fund received $1,263 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Shareholder Concentration

At May 31, 2012, one unaffiliated shareholder account owned 10.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended May 31, 2012.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

May 31, 2012 (Unaudited)

Note 9. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman National Municipal Fund, a series of Seligman Municipal Fund Series, Inc., and RiverSource Tax-Exempt High Income Fund, a series of RiverSource Tax-Exempt Income Series, Inc. The reorganization was completed after shareholders of Seligman National Municipal Fund and RiverSource Tax-Exempt High Income Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine three funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisitions were $1,964,927,197 and the combined net assets immediately after the acquisitions were $4,525,485,728.

The merger was accomplished by a tax-free exchange of 71,691,627 shares of Seligman National Municipal Fund valued at $549,162,443 (including $15,000,986 of unrealized appreciation ), and 480,872,682 shares of RiverSource Tax- Exempt High Income Fund valued at $2,011,396,088 (including $65,088,726 of unrealized appreciation).

In exchange for shares of Seligman National Municipal Fund and RiverSource Tax-Exempt High Income Fund, the Fund issued the following number of shares:

	Seligman National Municipal Fund	RiverSource Tax-Exempt High Income Fund
Class A	39,704,790	150,418,717
Class B	N/A	1,348,328
Class C	2,130,946	1,321,135

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman National Municipal Fund and RiverSource Tax-Exempt High Income Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman National Municipal Fund and RiverSource Tax-Exempt High Income Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on December 1, 2010 the Fund 's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended November 30, 2011 would have been approximately $206.3 million, $(18.1) million, $89.5 million and $277.7 million, respectively.

Note 10. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil

Semiannual Report 2012

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

May 31, 2012 (Unaudited)

money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Board Consideration and Approval of
Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Tax-Exempt Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the fourteenth, forty-fifth and forty-third percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the second and first quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012

Columbia Tax-Exempt Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012

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Semiannual Report 2012

Columbia Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund go to columbiamanagement.com. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1055 D (07/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2012